Income Taxes (Details) - Schedule of net deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 70,808	$ 54,527
Research and development credits	10,650	9,035
Property and equipment and intangible assets	91
Deferred revenue	3,662	2,752
Contract liability	1,154	2,282
Share-based compensation	1,235	1,036
Deferred rent		378
Operating lease liabilities	2,861
Debt issuance cost		121
Accruals and reserves	863	989
Gross deferred tax assets	91,324	71,120
Valuation allowance	(86,695)	(68,760)
Deferred tax liabilities:
Property and equipment and intangible assets		(78)
Right-of-use assets	(2,461)
Gross deferred tax liabilities	(2,461)	(78)
Net deferred tax assets	$ 2,168	$ 2,282